Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
CASH FLOWS USED IN OPERATIONS (see Appendix A)	$ (6,263)	$ (2,757)	$ (4,253)
Interest received	17	75	42
Dividend received	120
Interest paid	(8)	(5)
Income tax paid	(9)	(8)	(11)
Net cash flow used in operating activities	(6,143)	(2,695)	(4,222)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for purchase of property and equipment	(324)	(62)	(11)
Payment for acquisition of associates and financial assets at fair value through profit or loss (note 3)	(1,818)	(4,057)
Acquisition of a subsidiary (see Appendix B)	541
Withdrawal of short-term deposits			3,498
Net cash flow generated from (used in) investing activities	(1,601)	(4,119)	3,487
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares and warrants by a subsidiary, net of issuance costs	4,587
Transaction with non-controlling interest (see Appendix C and note 4)		3,202
Principal elements of lease liability	(46)	(46)
Proceeds from issuance of shares and warrants and from exercise of warrants, net of issuances costs	18,405		8,634
Net cash flow generated from financing activities	22,946	3,156	8,634
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	15,202	(3,658)	7,899
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	7,036	10,625	2,828
GAINS (LOSSES) FROM EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	125	69	(102)
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	22,363	7,036	10,625
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Right of use assets obtained in exchange for lease liabilities		174
Non cash investment in the Gix Group and issuance of ADS (note 3)		827
Unpaid Recapitalization Transaction costs		89
NET CASH USED IN OPERATIONS:
Loss for the year before taxes on income	(6,841)	(14,179)	(6,578)
Adjustment in respect of:
Depreciation	167	75	42
Net income from change in the fair value of financial assets at fair value through profit or loss	(797)	(92)
Changes in fair value of warrants issued to investors	(338)	(142)	(148)
Loss (gain) from exchange differences on cash and cash equivalents	(125)	(69)	102
Share of losses of associate company	170	216
Retirement benefit obligation, net	(28)	(74)	14
Interest expenses	8	5
Issuance expenses which were attributed to the warrants classified as a financial liability and charged directly to profit or loss			1,565
Amortization of excess purchase price of an associate	546
Listing expenses		10,098
Dividend received	(120)
Interest received	(17)	(75)	(42)
Stock-based compensation in connection with options granted to employees and service providers	1,388	259	157
CHANGES IN OPERATING ASSET AND LIABILITY ITEMS:
Decrease (increase) in accounts receivable - trade	(74)	2	(6)
Decrease (increase) in other current assets	(440)	83	(101)
Increase (decrease) in accounts payables - trade	63	(115)
Increase (decrease) in liability to event producers	539
Increase (decrease) in contract liability	(346)	1,953	170
Increase (decrease) in accrued expenses and other liabilities	455	117	226
Decrease (increase) in inventory	(473)	(819)	346
NET CASH USED IN OPERATIONS	(6,263)	(2,757)	$ (4,253)
Acquisition of Eventer Ltd
Other receivable	35
Property and equipment	1
Goodwill	296
Technology - net	199
Trade payable	(2)
Liability to event producers	(689)
Non-controlling interest	(381)
Cash obtained in connection with acquisition - Eventer	$ (541)
Assets acquired (liabilities assumed):
Current assets excluding cash and cash equivalents
Current liabilities		(73)
Transaction costs		(89)
Effect on equity items		(3,040)
Cash obtained in connection with transaction with non-controlling interest		$ 3,202